Other Current Liabilities - Summary of Other Current Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Accrued payroll	$ 1,351	$ 742	$ 771
Accrued CARES Act FICA deferral	589	589
Accrued professional services	489	1,037	123
Accrued sublease liability	335	688
Other	3,363	3,034	3,130
Total	$ 6,127	$ 6,090	$ 4,024